Segmented Information - Underwriting Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Loss & LAE - accident year	$ 12,303.9	$ 11,927.5
Underwriting expenses - calendar year	13,887.8	13,099.4
Operating companies
Disclosure of operating segments [line items]
Loss & LAE - accident year	9,523.5	8,423.2
Commissions	2,363.1	2,182.3
Premium acquisition costs and other underwriting expenses	2,119.9	2,067.4
Underwriting expenses - accident year	14,006.5	12,672.9
Net favourable claims reserve development	(454.9)	(479.8)
Underwriting expenses - calendar year	13,551.6	12,193.1
Northbridge | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Loss & LAE - accident year	878.9	851.9
Commissions	243.8	204.1
Premium acquisition costs and other underwriting expenses	231.8	204.7
Underwriting expenses - accident year	1,354.5	1,260.7
Net favourable claims reserve development	(39.2)	(67.1)
Underwriting expenses - calendar year	1,315.3	1,193.6
Odyssey Group | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Loss & LAE - accident year	2,652.2	2,383.6
Commissions	693.5	629.9
Premium acquisition costs and other underwriting expenses	270.5	305.4
Underwriting expenses - accident year	3,616.2	3,318.9
Net favourable claims reserve development	(219.5)	(229.6)
Underwriting expenses - calendar year	3,396.7	3,089.3
Crum & Forster | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Loss & LAE - accident year	1,521.7	1,387.4
Commissions	415.2	350.8
Premium acquisition costs and other underwriting expenses	434.4	410.0
Underwriting expenses - accident year	2,371.3	2,148.2
Net favourable claims reserve development	(5.2)	(6.2)
Underwriting expenses - calendar year	2,366.1	2,142.0
Zenith National | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Loss & LAE - accident year	401.8	423.4
Commissions	74.1	80.1
Premium acquisition costs and other underwriting expenses	190.1	204.8
Underwriting expenses - accident year	666.0	708.3
Net favourable claims reserve development	(74.1)	(82.1)
Underwriting expenses - calendar year	591.9	626.2
Brit | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Loss & LAE - accident year	1,301.8	961.0
Commissions	436.4	444.6
Premium acquisition costs and other underwriting expenses	275.6	231.7
Underwriting expenses - accident year	2,013.8	1,637.3
Net favourable claims reserve development	(62.8)	(46.5)
Underwriting expenses - calendar year	1,951.0	1,590.8
Allied World | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Loss & LAE - accident year	1,931.2	1,585.8
Commissions	253.7	256.2
Premium acquisition costs and other underwriting expenses	416.8	403.7
Underwriting expenses - accident year	2,601.7	2,245.7
Net favourable claims reserve development	(5.1)	32.0
Underwriting expenses - calendar year	2,596.6	2,277.7
Fairfax Asia | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Loss & LAE - accident year	148.3	151.3
Commissions	30.8	29.1
Premium acquisition costs and other underwriting expenses	54.0	56.7
Underwriting expenses - accident year	233.1	237.1
Net favourable claims reserve development	(18.5)	(28.3)
Underwriting expenses - calendar year	214.6	208.8
Other | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Loss & LAE - accident year	687.6	678.8
Commissions	215.6	187.5
Premium acquisition costs and other underwriting expenses	246.7	250.4
Underwriting expenses - accident year	1,149.9	1,116.7
Net favourable claims reserve development	(30.5)	(52.0)
Underwriting expenses - calendar year	$ 1,119.4	$ 1,064.7